Income Taxes Income Taxes - Summary of Net Operating Loss and Tax Credits Carryforwards (Details) - USD ($) $ in Millions	Feb. 28, 2019	Feb. 28, 2018
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 1,574
Capital Loss Carryforward	30
Research and development tax credit	398
Minimum Taxes	264	$ 265
Tax Year 2028 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	1
Tax Year 2029
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	10
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	0
Tax Year 2030
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	5
Minimum Taxes	104
Tax Year 2031
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	5
Minimum Taxes	128
Tax Year 2032
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	4
Capital Loss Carryforward	0
Research and development tax credit	3
Minimum Taxes	27
Tax Year 2033
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	97
Capital Loss Carryforward	0
Research and development tax credit	106
Minimum Taxes	1
Tax Year 2034
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	94
Capital Loss Carryforward	0
Research and development tax credit	106
Minimum Taxes	1
Tax Year 2035
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	11
Capital Loss Carryforward	0
Research and development tax credit	51
Minimum Taxes	2
Tax Year 2036
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	399
Capital Loss Carryforward	0
Research and development tax credit	40
Minimum Taxes	0
Tax Year 2037
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	472
Capital Loss Carryforward	0
Research and development tax credit	25
Minimum Taxes	0
Tax Year 2038
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	270
Capital Loss Carryforward	0
Research and development tax credit	19
Minimum Taxes	0
Tax Year 2039 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	217
Capital Loss Carryforward	0
Research and development tax credit	17
Minimum Taxes	0
Tax Year, Indefinite
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	30
Research and development tax credit	21
Minimum Taxes	$ 0